Shareholder Report, Holdings (Details) - C000236406 [Member]	May 31, 2025
Nvidia Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Toast, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Robinhood Markets, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Alphabet, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Advanced Micro Devices, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Salesforce, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
NU Holdings Ltd. - Class A - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.40%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Investments Purchased With Proceeds From Securities Lending Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Cash and Cash Equivalents1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%